Income tax (Carryforward Expiration) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	2,910
Tax Year 2017 [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	671
Tax Year 2018 [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	1,699
Tax Year 2019 [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	540